Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 96.6%
U.S. Treasury Bill, 4.98%, 10/15/2024(a) ....................................... $ 400,000 $ 399,267
U.S. Treasury Bill, 4.80%, 1/14/2025(a) ........................................ 7,600,000 7,501,253
Total U.S. Treasury Bills (Cost $7,897,658) ......................................... 7,900,520
Total Investments – 96.6%
(Cost $7,897,658) ............................................................. $ 7,900,520
Other Assets in Excess of Liabilities – 3.4% ........................................... 278,679
Net Assets – 100.0% ............................................................ $ 8,179,199
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At September 30, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Natural Gas Future ............................... 13 $ 379,990 10/29/24 $ 25,750
Cattle Feeder Future .............................. 1 123,100 10/31/24 5,888
Soybean Future .................................. 6 317,100 11/14/24 4,708
Cattle Feeder Future .............................. 10 1,224,500 11/21/24 25,463
Natural Gas Future ............................... 5 167,250 11/26/24 7,920
Cotton No. 2 Future ............................... 10 368,050 12/6/24 3,190
Soybean Meal Future ............................. 27 922,320 12/13/24 42,880
Wheat Future (CBT) .............................. 22 642,400 12/13/24 9,333
Soybean Oil Future ............................... 27 701,622 12/13/24 8,868
Kansas City Hard Red Winter Wheat Future ........... 14 408,625 12/13/24 (925)
Cocoa Future .................................... 8 617,760 12/13/24 (17,770)
Coffee “C” Future ................................ 5 506,719 12/18/24 (1,800)
Gold 100 OZ Future .............................. 6 1,595,640 12/27/24 28,730
Copper Future ................................... 11 1,252,075 12/27/24 19,750
Natural Gas Future ............................... 2 72,040 12/27/24 2,300
Silver Future .................................... 4 629,160 12/27/24 (10,915)
Live Cattle Future ................................ 20 1,478,400 12/31/24 21,780
Soybean Meal Future ............................. 8 273,520 1/14/25 12,365
Soybean Future .................................. 4 215,050 1/14/25 6,525
Soybean Oil Future ............................... 5 129,960 1/14/25 1,872
Platinum Future .................................. 21 1,040,655 1/29/25 7,930
Cattle Feeder Future .............................. 4 477,550 1/30/25 1,862
Natural Gas Future ............................... 4 127,360 2/26/25 6,500
Sugar #11 (World) Future .......................... 24 603,994 2/28/25 52,344
Live Cattle Future ................................ 13 966,420 2/28/25 13,350
Cotton No. 2 Future ............................... 2 75,360 3/7/25 315
Wheat Future (CBT) .............................. 9 271,912 3/14/25 6,713
Soybean Future .................................. 3 163,275 3/14/25 5,050
Soybean Oil Future ............................... 3 78,210 3/14/25 108
Kansas City Hard Red Winter Wheat Future ........... 5 149,562 3/14/25 (150)
Cocoa Future .................................... 8 509,200 3/14/25 (4,960)
Coffee “C” Future ................................ 4 401,925 3/19/25 2,269
Natural Gas Future ............................... 8 242,240 3/27/25 14,240

Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts: (continued)
Copper Future ................................... 2 $ 228,700 3/27/25 $ (175)
Natural Gas Future ............................... 3 91,830 4/28/25 3,610
Sugar #11 (World) Future .......................... 10 235,760 4/30/25 17,567
Wheat Future (CBT) .............................. 3 92,362 5/14/25 938
Kansas City Hard Red Winter Wheat Future ........... 1 30,375 5/14/25 (625)
Cocoa Future .................................... 3 179,610 5/14/25 (4,780)
Sugar #11 (World) Future .......................... 3 67,603 6/30/25 (1,075)
Total unrealized appreciation/(depreciation) $ 316,943
Short position contracts:
Canola (WCE) Future ............................. (1) (8,929) 11/14/24 (434)
WTI Crude Future ................................ (2) (135,540) 11/20/24 (180)
NY Harbor ULSD Future ........................... (1) (90,850) 11/29/24 1,415
NY Harbor ULSD Future ........................... (1) (91,207) 12/31/24 5,825
Canola (WCE) Future ............................. (6) (54,683) 1/14/25 (3,037)
Canola (WCE) Future ............................. (6) (55,632) 3/14/25 (2,363)
Total unrealized appreciation/(depreciation) $ 1,226
Total net unrealized appreciation $ 318,169
Summary of Investment Type††
Investment Categories
% of Net
Assets
U.S. Treasury Bills ................................................................................ 96.6%
Total Investments ................................................................................ 96.6%
Other Assets in Excess of Liabilities .................................................................. 3.4%
Net Assets ..................................................................................... 100.0%